SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Related To Directors And Employees [Line Items]
Total stock-based compensation expense	$ 36	$ 78	$ 102
Cost of Sales [Member]
Stock Based Compensation Related To Directors And Employees [Line Items]
Total stock-based compensation expense	0	1	0
Research and Development Expense [Member]
Stock Based Compensation Related To Directors And Employees [Line Items]
Total stock-based compensation expense	2	1	0
Selling and Marketing Expense [Member]
Stock Based Compensation Related To Directors And Employees [Line Items]
Total stock-based compensation expense	15	8	5
General and Administrative Expense [Member]
Stock Based Compensation Related To Directors And Employees [Line Items]
Total stock-based compensation expense	$ 19	$ 68	$ 97